Loans and advances to customers (Tables)	12 Months Ended
Dec. 31, 2021
Loans and advances to customers [abstract]
Summary of loans and advances to customers
Loans and advances to customers by type
Netherlands Rest of the world Total
in EUR million 2021 2020 2021 2020 2021 2020
Loans to, or guaranteed by,

public authorities
23,770 24,292 17,563 17,210 41,333 41,502
Loans secured by mortgages 114,849 115,176 249,743 236,954 364,592 352,130
Loans guaranteed by credit institutions 259 305 6,022 4,896 6,282 5,201
Personal lending 2,577 3,019 24,682 24,776 27,260 27,794
Corporate loans 42,777 37,594 148,153 135,527 190,930 173,121
184,232 180,385 446,164 419,364 630,396 599,749
Loan loss provisions -1,119 -1,286 -4,156 -4,493 -5,274 -5,779
183,113 179,099 442,009 414,871 625,122 593,970

Summary of loans and advances to customers by subordination	Loans and advances to customers by subordination in EUR million 2021 2020 Non-subordinated 624,962 593,871 Subordinated 160 99 625,122 593,970
Finance lease receivables
Finance lease receivables
in EUR million 2021 2020
Maturities of gross investment in finance lease receivables
-

within 1 year
3,204 3,175
-

between 1-2 years
2,311 2,212
-

between 2-3 years
1,716 1,722
-

between 3-4 years
1,178 1,166
-

between 4-5 years
734 711
-

more than 5 years
1,495 1,487
10,637 10,473
Unearned future finance income on finance leases -525 -508
Net investment in finance leases 10,112 9,965
Included in Loans and advances to banks 5 6
Included in Loans and advances to customers 10,106 9,958
10,112 9,965